Fair Value Measurements	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Investment, Fair Value and NAV [Line Items]
Fair Value Measurements	Fair Value Measurements
The Fair Value Measurement topic of the Financial Accounting Standards Board Accounting Standards Codification (Topic 820) provides the framework for measuring fair value. That framework provides for a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (level 1) and the lowest priority to unobservable inputs (level 3). The three levels of the fair value hierarchy are described as follows:

Level 1	Inputs to the valuation methodology are unadjusted quoted prices for identical assets or liabilities in active markets that the Plan has the ability to access.
Level 2	Inputs to the valuation methodology include:
-quoted prices for similar assets or liabilities in active markets;
-quoted prices for identical or similar assets or liabilities in inactive markets;
-inputs other than quoted prices that are observable for the assets or liability, and;
-inputs that are derived principally from or corroborated by observable market data by correlation or other means.
If the asset or liability has a specified (contractual) term, the level 2 input must be observable for substantially the full term of the asset or liability.
Level 3
Inputs to the valuation methodology are unobservable and significant to the fair value measurement. The unobservable inputs reflect the Plan's own assumptions about the assumptions that market participants would use in pricing an asset or liability.

The asset’s or liability’s fair value measurement level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. Valuation techniques used must maximize the use of observable inputs and minimize the use of unobservable inputs.
Following is a description of the valuation methodologies used for investments measured at fair value. There have been no changes in the valuation methodologies used during 2025 and 2024.
F.N.B. Corporation Common Stock Fund: The common stock of the Corporation is traded on a national exchange and is valued using last trading price on the last business day of the plan year.
Mutual funds: Shares of mutual funds are valued at the net asset value (NAV) of shares held by the Plan at year end, based upon published market quotations on national exchanges.
The preceding methods described may produce a fair value calculation that may not be indicative of net realizable value or reflective of future fair values. Furthermore, although the Plan believes its valuation methods are appropriate and consistent with other market participants, the use of different methodologies or assumptions to determine the fair value of certain instruments could result in a different fair value measurement at the reporting date.
F.N.B. Corporation
Progress Savings 401(k) Plan
Notes to Financial Statements (continued)
December 31, 2025
3. Fair Value Measurements (continued)
The following tables set forth by level within the fair value hierarchy the Plan’s investments at fair value.

	Assets at Fair Value as of December 31, 2025
	Level 1	Level 2	Level 3	Total
F.N.B. Corporation Common Stock Fund:
F.N.B. Corporation common stock	$117,165,090	$—	$—	$117,165,090
Money market fund	10,843	—	—	10,843
Mutual fund investments	468,567,203	—	—	468,567,203
Investments at fair value	$585,743,136	$—	$—	$585,743,136

	Assets at Fair Value as of December 31, 2024
	Level 1	Level 2	Level 3	Total
F.N.B. Corporation Common Stock Fund:
F.N.B. Corporation common stock	$119,345,286	$—	$—	$119,345,286
Money market fund	9,928	—	—	9,928
Mutual fund investments	401,205,491	—	—	401,205,491
Investments at fair value	$520,560,705	$—	$—	$520,560,705